UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30
                         --------

Date of reporting period:  JULY 31, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        GREENVILLE SMALL CAP GROWTH FUND

              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

 SHARES                                                                VALUE
 ------                                                                -----

COMMON STOCKS: 92.9%

AUTO DEALERS: 3.0%
 19,650    Rush Enterprises, Inc. - Class A *<F1>                  $   361,560
                                                                   -----------
CAPITAL GOODS: 9.7%
 13,215    Builders Firstsource, Inc. *<F1>                            229,545
  4,760    ESCO Technologies, Inc. *<F1>                               250,804
 12,645    Essex Corp. *<F1>                                           194,227
 15,150    Harbin Electric, Inc. *<F1>                                 139,001
 41,435    Power-One, Inc. *<F1>                                       261,869
 11,435    U.S. Home Systems, Inc. *<F1>                               104,059
                                                                   -----------
                                                                     1,179,505
                                                                   -----------
COMMERCIAL BANKS: 1.0%
  5,740    Home Bancshares, Inc. *<F1>                                 125,132
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES: 2.1%
 20,675    TeleTech Holdings, Inc. *<F1>                               260,505
                                                                   -----------
COMPUTERS & PERIPHERALS: 1.7%
 22,100    Hypercom Corp. *<F1>                                        207,740
                                                                   -----------
CONSUMER DURABLES & APPAREL: 1.4%
  9,900    Comstock Homebuilding Cos, Inc. *<F1>                        56,133
 21,445    Orange 21, Inc. *<F1>                                       114,516
                                                                   -----------
                                                                       170,649
                                                                   -----------
DIVERSIFIED FINANCIALS: 1.0%
  7,900    TradeStation Group, Inc. *<F1>                              115,498
                                                                   -----------
ELECTRICAL EQUIPMENT: 1.7%
 22,000    Ultralife Batteries, Inc. *<F1>                             212,740
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.0%
  7,925    Coherent, Inc. *<F1>                                        254,075
  6,265    ID Systems, Inc. *<F1>                                      106,004
                                                                   -----------
                                                                       360,079
                                                                   -----------
ENERGY: 6.9%
 20,955    Gulfport Energy Corp. *<F1>                                 256,280
  8,200    Superior Energy Services, Inc. *<F1>                        280,850
  5,510    W-H Energy Services, Inc. *<F1>                             303,160
                                                                   -----------
                                                                       840,290
                                                                   -----------
ENERGY EQUIPMENT & SERVICES: 1.3%
  4,500    Hercules Offshore, Inc. *<F1>                               160,830
                                                                   -----------
HEALTH CARE EQUIPMENT & SERVICES: 7.3%
 29,710    Allion Healthcare, Inc. *<F1>                               230,252
 13,100    ev3, Inc. *<F1>                                             219,556
  7,540    Matrixx Initiatives, Inc. *<F1>                             117,021
 22,325    Merit Medical Systems, Inc. *<F1>                           324,159
                                                                   -----------
                                                                       890,988
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES: 5.3%
 13,900    Emergency Medical Services Corp. *<F1>                      165,688
 17,185    HMS Holdings Corp. *<F1>                                    192,816
 11,810    The Providence Service Corp. *<F1>                          290,172
                                                                   -----------
                                                                       648,676
                                                                   -----------
HOTELS RESTAURANTS & LEISURE: 2.5%
 21,585    Cosi, Inc. *<F1>                                            108,573
  5,285    McCormick & Schmick's Seafood Restaurants, Inc. *<F1>       102,053
 13,005    Rubio's Restaurants, Inc. *<F1>                              95,456
                                                                   -----------
                                                                       306,082
                                                                   -----------
INDUSTRIAL CONGLOMERATES: 1.8%
  5,000    Walter Industries, Inc.                                     223,800
                                                                   -----------
INSURANCE: 6.1%
  7,230    American Safety Insurance Holdings Ltd *<F1>                122,549
 14,500    Amerisafe, Inc. *<F1>                                       162,400
  9,289    Argonaut Group, Inc. *<F1>                                  270,867
  7,250    Hub International Ltd                                       189,297
                                                                   -----------
                                                                       745,113
                                                                   -----------
INTERNET SOFTWARE & SERVICES: 2.1%
  8,650    Dealertrack Holdings, Inc. *<F1>                            169,626
 26,185    Hollywood Media Corp. *<F1>                                  91,386
                                                                   -----------
                                                                       261,012
                                                                   -----------
MEDIA: 0.8%
 21,620    Navarre Corp. *<F1>                                          95,128
                                                                   -----------
REAL ESTATE: 1.9%
 14,590    Equity Inns, Inc.                                           230,084
                                                                   -----------
RETAILING: 2.3%
 11,035    Conn's, Inc. *<F1>                                          283,820
                                                                   -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 7.4%
 23,820    IXYS Corp. *<F1>                                            223,908
 34,050    LTX Corp. *<F1>                                             183,870
 15,285    Omnivision Technologies, Inc. *<F1>                         290,415
  4,598    Rudolph Technologies, Inc. *<F1>                             63,958
  4,265    Tessera Technologies, Inc. *<F1>                            134,220
                                                                   -----------
                                                                       896,371
                                                                   -----------
SOFTWARE & SERVICES: 9.5%
 32,265    Cybersource Corp. *<F1>                                     323,941
  9,025    MapInfo Corp. *<F1>                                         103,426
  4,875    Micros Systems, Inc. *<F1>                                  195,000
 18,825    Perficient, Inc. *<F1>                                      233,053
  8,030    Transaction Systems Architects, Inc. *<F1>                  297,271
                                                                   -----------
                                                                     1,152,691
                                                                   -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 5.7%
 21,905    International Displayworks, Inc. *<F1>                      104,268
 17,300    Par Technology Corp. *<F1>                                  141,860
 26,220    Presstek, Inc. *<F1>                                        210,547
  8,590    Stratasys, Inc. *<F1>                                       237,599
                                                                   -----------
                                                                       694,274
                                                                   -----------
TRANSPORTATION: 7.4%
  8,540    Airtran Holdings, Inc. *<F1>                                107,091
 15,655    Celadon Group, Inc. *<F1>                                   275,058
 17,715    Marten Transport Ltd. *<F1>                                 274,937
 11,560    Vitran Corp, Inc. *<F1>                                     238,830
                                                                   -----------
                                                                       895,916
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $10,544,772)                                                11,318,483
                                                                   -----------
SHORT-TERM INVESTMENT: 7.5%
916,799    SEI Daily Income Trust Government Fund - Class B            916,799
                                                                   -----------
TOTAL SHORT-TERM INVESTMENT
  (Cost $916,799)                                                      916,799
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES: 100.4%
  (Cost $11,461,571)                                                12,235,282
Liabilities in Excess of Other Assets: (0.4)%                          (51,461)
                                                                   -----------
TOTAL NET ASSETS: 100.0%                                           $12,183,821
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows+<F2>:

Cost of investments                              $11,461,571
                                                 -----------
                                                 -----------
Gross unrealized appreciation                      2,004,952
Gross unrealized depreciation                     (1,231,241)
                                                 -----------
Net unrealized appreciation                      $   773,711
                                                 -----------
                                                 -----------

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F3>  /s/ Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date           September 19, 2006
           -----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>  /s/ Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date           September 19, 2006
           -----------------------------------------------------------

     By (Signature and Title)*<F3>  /s/ Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date           September 20, 2006
           -----------------------------------------------------------

*<F3> Print the name and title of each signing officer under his or her signature.